Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 21.62%
FHLMC	2.00%	12-1-2051	$2,274,978	$1,812,571
FHLMC	2.50	12-1-2051	2,731,745	2,261,550
FHLMC	2.50	1-1-2052	3,366,726	2,798,553
FHLMC	3.00	7-1-2046	552,216	484,880
FHLMC	3.00	11-1-2049	1,167,765	1,012,510
FHLMC	3.00	12-1-2049	1,163,298	1,007,664
FHLMC	3.50	4-1-2043	326,362	299,070
FHLMC	3.50	5-1-2044	205,535	188,094
FHLMC	3.50	6-1-2046	140,896	127,854
FHLMC	3.50	2-1-2047	770,082	702,190
FHLMC	3.50	4-1-2047	159,751	145,799
FHLMC	3.50	12-1-2047	610,547	557,222
FHLMC	3.50	3-1-2048	647,742	590,178
FHLMC	3.50	8-1-2049	163,571	147,576
FHLMC	4.00	4-1-2044	241,104	229,443
FHLMC	4.00	8-1-2044	132,780	125,237
FHLMC	4.00	6-1-2048	687,275	646,370
FHLMC	4.50	8-1-2048	1,007,095	970,792
FHLMC	4.50	11-1-2048	2,352,965	2,271,744
FHLMC Structured Pass-Through Certificates Series T-20 Class A6±±	7.99	9-25-2029	3,255	3,173
FHLMC Structured Pass-Through Certificates Series T-58 Class 4A	7.50	9-25-2043	440,885	442,851
FNMA	1.47	11-1-2029	2,020,000	1,688,332
FNMA	2.00	12-1-2051	1,974,167	1,576,736
FNMA	2.27	4-1-2029	710,000	632,555
FNMA	2.50	8-1-2031	116,462	108,925
FNMA	2.50	2-1-2035	1,134,076	1,036,264
FNMA	2.50	12-1-2051	2,258,222	1,869,621
FNMA	2.50	1-1-2052	12,242,911	10,174,459
FNMA	3.00	12-1-2032	16,583	15,534
FNMA	3.00	7-1-2046	190,744	167,192
FNMA	3.00	4-1-2047	805,677	703,895
FNMA	3.00	12-1-2049	981,455	850,518
FNMA	3.07	2-1-2026	340,552	328,637
FNMA	3.35	1-1-2028	257,268	243,756
FNMA	3.50	10-1-2032	226,549	215,699
FNMA	3.50	11-1-2042	222,518	203,572
FNMA	3.50	2-1-2043	50,075	45,880
FNMA	3.50	11-1-2045	521,544	474,925
FNMA	3.50	4-1-2046	64,507	58,740
FNMA	3.50	7-1-2046	169,387	154,244
FNMA	3.50	11-1-2046	231,105	209,920
FNMA	3.50	8-1-2047	1,135,495	1,033,979
FNMA	3.50	6-1-2052	5,499,980	4,960,692
FNMA	4.00	11-1-2040	95,797	91,498
FNMA	4.00	4-1-2041	134,240	128,217
FNMA	4.00	8-1-2046	149,859	142,024
FNMA	4.00	3-1-2049	390,698	364,663
FNMA	4.00	8-1-2051	5,726,496	5,327,164
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 1

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	7-1-2052	$1,321,333	$1,222,205
FNMA	4.00	7-1-2056	258,061	238,290
FNMA	4.46	2-1-2031	1,430,000	1,401,350
FNMA	4.50	8-1-2048	663,107	637,724
FNMA	4.50	1-1-2051	6,224,020	6,001,202
FNMA	4.50	10-1-2052	524,300	500,879
FNMA	4.50	11-1-2052	2,268,304	2,166,961
FNMA	4.50	6-1-2056	648,509	621,743
FNMA	4.65	2-1-2029	1,760,000	1,751,893
FNMA	5.00	9-1-2033	45,517	45,166
FNMA	5.00	8-1-2052	789,293	775,248
FNMA	5.00	10-1-2052	1,984,032	1,941,343
FNMA	5.09	1-1-2029	1,490,000	1,505,184
FNMA	5.50	2-1-2036	19,605	19,306
FNMA	5.50	10-1-2052	908,295	909,836
FNMA Series 2002-90 Class A2	6.50	11-25-2042	194,475	198,255
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	66,562	68,370
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	596,252	597,164
FNMA Series 2003-W4 Class 3A±±	4.86	10-25-2042	105,409	111,200
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	224,478	227,671
FNMA Series 2004-T3 Class 1A1	6.00	2-25-2044	371,701	367,556
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	54,320	56,078
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	389,158	386,239
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	64,623	65,604
GNMA	7.00	8-15-2027	10,370	10,467
Total agency securities (Cost $79,512,590)				71,459,896
Asset-backed securities: 9.40%
ECMC Group Student Loan Trust Series 2016-1A Class A (30 Day Average U.S. SOFR+1.46%)144A±	6.79	7-26-2066	223,595	224,546
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	6.24	9-25-2068	1,572,437	1,546,807
Fifth Third Auto Trust Series 2023-1 Class A3	5.53	8-15-2028	575,000	578,421
Ford Credit Auto Owner Trust Series 2021-1 Class A144A	1.37	10-17-2033	1,225,000	1,131,764
Ford Credit Auto Owner Trust Series 2023-2 Class A144A	5.28	2-15-2036	1,150,000	1,161,668
Louisiana Local Government Environmental Facilities & CDA Series 2022-ELL Class A3	4.28	2-1-2036	1,365,000	1,299,548
Mississippi Higher Education Assistance Corp. Series 2014-1 Class A1 (30 Day Average U.S. SOFR+0.79%)±	6.12	10-25-2035	165,025	163,045
PFS Financing Corp. Series 2023-C Class A144A	5.52	10-15-2028	1,090,000	1,098,022
PHEAA Student Loan Trust Series 2016-1A Class A (30 Day Average U.S. SOFR+1.26%)144A±	6.59	9-25-2065	429,615	430,272
Rhode Island Student Loan Authority Series 2012-1 Class A1 (30 Day Average U.S. SOFR+1.01%)±	6.33	7-1-2031	800,891	796,505
SBA Small Business Investment Cos. Series 2014-10A Class 1	3.19	3-10-2024	53,242	53,209
SBA Small Business Investment Cos. Series 2014-10B Class 1	3.02	9-10-2024	23,760	23,444
SBA Small Business Investment Cos. Series 2015-10B Class 1	2.83	9-10-2025	52,132	50,290
SBA Small Business Investment Cos. Series 2017-10A Class 1	2.85	3-10-2027	101,755	97,178
See accompanying notes to portfolio of investments
2 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
SBA Small Business Investment Cos. Series 2018-10B Class 1	3.55%	9-10-2028	$1,919,678	$1,805,975
SBA Small Business Investment Cos. Series 2021-10A Class 1	1.67	3-10-2031	538,588	475,398
SBA Small Business Investment Cos. Series 2021-10B Class 1	1.30	9-10-2031	1,654,290	1,393,433
SBA Small Business Investment Cos. Series 2022-10A Class 1	2.94	3-10-2032	3,468,429	3,125,067
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.28	12-17-2068	924,809	914,605
South Carolina Student Loan Corp. Series 2014-1 Class B (30 Day Average U.S. SOFR+1.61%)±	6.93	8-1-2035	500,000	493,961
U.S. Small Business Administration Series 2006-20B Class 1	5.35	2-1-2026	29,794	29,347
U.S. Small Business Administration Series 2006-20H Class 1	5.70	8-1-2026	18,850	18,680
U.S. Small Business Administration Series 2007-20J Class 1	5.57	10-1-2027	74,934	73,935
U.S. Small Business Administration Series 2013-20A Class 1	2.13	1-1-2033	107,600	97,136
U.S. Small Business Administration Series 2013-20J Class 1	3.37	10-1-2033	102,482	96,335
U.S. Small Business Administration Series 2014-20A Class 1	3.46	1-1-2034	107,149	101,021
U.S. Small Business Administration Series 2015-20C Class 1	2.72	3-1-2035	153,177	140,390
U.S. Small Business Administration Series 2015-20E Class 1	2.77	5-1-2035	240,890	216,847
U.S. Small Business Administration Series 2015-20F Class 1	2.98	6-1-2035	158,938	145,727
U.S. Small Business Administration Series 2017-20F Class 1	2.81	6-1-2037	135,840	122,624
U.S. Small Business Administration Series 2018-20E Class 1	3.50	5-1-2038	1,236,901	1,140,898
U.S. Small Business Administration Series 2018-20G Class 1	3.54	7-1-2038	1,504,606	1,385,943
U.S. Small Business Administration Series 2018-20H Class 1	3.58	8-1-2038	2,021,960	1,862,582
U.S. Small Business Administration Series 2018-20K Class 1	3.87	11-1-2038	1,358,870	1,267,638
U.S. Small Business Administration Series 2022-25G Class 1	3.93	7-1-2047	1,805,497	1,677,923
U.S. Small Business Administration Series 2022-25L Class 1	4.71	12-1-2047	1,410,131	1,378,620
U.S. Small Business Administration Series 2023-25A Class 1	4.91	1-1-2048	866,753	856,041
U.S. Small Business Administration Series 2023-25D Class 1	4.48	4-1-2048	1,456,412	1,401,341
U.S. Small Business Administration Series 2023-25L Class 1	5.28	12-1-2048	2,170,000	2,188,714
Total asset-backed securities (Cost $32,767,972)				31,064,900
Corporate bonds and notes: 34.98%
Basic materials: 1.62%
Chemicals: 1.44%
Albemarle Corp.	5.05	6-1-2032	190,000	180,428
Ashland LLC144A	3.38	9-1-2031	875,000	733,064
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV144A	4.75	6-15-2027	670,000	646,855
Celanese U.S. Holdings LLC	6.17	7-15-2027	400,000	406,086
FMC Corp.	3.20	10-1-2026	1,120,000	1,049,340
HB Fuller Co.	4.25	10-15-2028	375,000	347,320
Ingevity Corp.144A	3.88	11-1-2028	275,000	242,687
PPG Industries, Inc.	2.55	6-15-2030	770,000	663,439
RPM International, Inc.	4.55	3-1-2029	420,000	403,985
Sherwin-Williams Co.	3.30	2-1-2025	100,000	97,621
				4,770,825
Mining: 0.18%
Newmont Corp.	2.60	7-15-2032	725,000	596,681
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 3

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 1.92%
Advertising: 0.16%
Lamar Media Corp.	4.88%	1-15-2029	$550,000	$521,125
Internet: 0.09%
VeriSign, Inc.	4.75	7-15-2027	300,000	294,224
Media: 0.50%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	381,000	316,047
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	925,000	874,277
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	4-1-2033	340,000	297,240
Comcast Corp.	4.80	5-15-2033	170,000	166,111
				1,653,675
Telecommunications: 1.17%
AT&T, Inc.	2.25	2-1-2032	460,000	368,905
AT&T, Inc.	2.75	6-1-2031	535,000	455,924
AT&T, Inc.	4.75	5-15-2046	680,000	595,551
T-Mobile USA, Inc.	2.40	3-15-2029	150,000	132,124
T-Mobile USA, Inc.	3.38	4-15-2029	875,000	802,219
Verizon Communications, Inc.	2.36	3-15-2032	470,000	381,071
Verizon Communications, Inc.	4.81	3-15-2039	1,228,000	1,147,996
				3,883,790
Consumer, cyclical: 2.69%
Apparel: 0.23%
William Carter Co.144A	5.63	3-15-2027	185,000	181,499
Wolverine World Wide, Inc.144A	4.00	8-15-2029	700,000	560,875
				742,374
Auto manufacturers: 1.66%
Allison Transmission, Inc.144A	4.75	10-1-2027	1,000,000	958,841
Daimler Truck Finance North America LLC144A	2.00	12-14-2026	270,000	247,675
Daimler Truck Finance North America LLC144A	2.38	12-14-2028	450,000	398,319
Daimler Truck Finance North America LLC144A	5.40	9-20-2028	240,000	242,730
Ford Motor Credit Co. LLC	4.95	5-28-2027	1,200,000	1,166,657
General Motors Co.	5.60	10-15-2032	500,000	498,973
General Motors Financial Co., Inc.	2.40	10-15-2028	380,000	334,098
General Motors Financial Co., Inc.	4.30	4-6-2029	180,000	170,786
Mercedes-Benz Finance North America LLC144A	4.85	1-11-2029	440,000	435,950
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	650,000	677,109
Volkswagen Group of America Finance LLC144A	4.60	6-8-2029	370,000	360,277
				5,491,415
Entertainment: 0.24%
Warnermedia Holdings, Inc.	4.28	3-15-2032	900,000	793,969
See accompanying notes to portfolio of investments
4 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housewares: 0.27%
Scotts Miracle-Gro Co.	4.50%	10-15-2029	$120,000	$106,500
Scotts Miracle-Gro Co.	5.25	12-15-2026	800,000	776,000
				882,500
Retail: 0.29%
7-Eleven, Inc.144A	0.95	2-10-2026	220,000	202,743
Foot Locker, Inc.144A	4.00	10-1-2029	400,000	338,496
Lowe’s Cos., Inc.	3.75	4-1-2032	170,000	154,474
Lowe’s Cos., Inc.	5.00	4-15-2033	280,000	276,193
				971,906
Consumer, non-cyclical: 5.52%
Agriculture: 0.04%
Darling Ingredients, Inc.144A	6.00	6-15-2030	130,000	128,108
Commercial services: 2.64%
Duke University	3.20	10-1-2038	1,000,000	818,438
Equifax, Inc.	2.35	9-15-2031	180,000	146,908
Equifax, Inc.	5.10	12-15-2027	140,000	139,536
Gartner, Inc.144A	4.50	7-1-2028	390,000	369,168
Johns Hopkins University Series A	2.81	1-1-2060	180,000	116,312
Massachusetts Institute of Technology	3.96	7-1-2038	500,000	457,275
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	643,739
Northwestern University	3.69	12-1-2038	1,915,000	1,656,638
President & Fellows of Harvard College	3.62	10-1-2037	275,000	243,225
President & Fellows of Harvard College	4.88	10-15-2040	183,000	180,757
President & Fellows of Harvard College	5.63	10-1-2038	205,000	221,177
Service Corp. International	4.63	12-15-2027	450,000	431,696
Service Corp. International	7.50	4-1-2027	345,000	355,435
Trustees of Princeton University	5.70	3-1-2039	1,415,000	1,547,752
University of Notre Dame du Lac Series 2010	4.90	3-1-2041	400,000	395,009
University of Southern California	3.03	10-1-2039	1,250,000	1,010,147
				8,733,212
Food: 0.23%
Ingredion, Inc.	2.90	6-1-2030	880,000	772,124
Healthcare-products: 1.14%
Baxter International, Inc.	1.92	2-1-2027	260,000	236,504
Baxter International, Inc.	2.27	12-1-2028	1,130,000	990,392
GE HealthCare Technologies, Inc.	5.86	3-15-2030	380,000	392,805
GE HealthCare Technologies, Inc.	5.91	11-22-2032	240,000	249,423
Hologic, Inc.144A	3.25	2-15-2029	505,000	450,262
Hologic, Inc.144A	4.63	2-1-2028	575,000	550,911
Revvity, Inc.	1.90	9-15-2028	490,000	422,978
Teleflex, Inc.144A	4.25	6-1-2028	500,000	466,794
				3,760,069
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 5

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services: 0.78%
Ascension Health Series B	3.11%	11-15-2039	$250,000	$194,946
BayCare Health System, Inc. Series 2020	3.83	11-15-2050	145,000	118,722
Charles River Laboratories International, Inc.144A	4.25	5-1-2028	745,000	698,735
Kaiser Foundation Hospitals Series 2021	2.81	6-1-2041	310,000	226,423
Mayo Clinic Series 2021	3.20	11-15-2061	500,000	343,773
Memorial Sloan-Kettering Cancer Center Series 2015	4.20	7-1-2055	185,000	155,158
Northwestern Memorial Healthcare Obligated Group Series 2021	2.63	7-15-2051	230,000	149,863
OhioHealth Corp.	2.83	11-15-2041	250,000	182,739
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	550,000	494,326
				2,564,685
Household products/wares: 0.13%
Central Garden & Pet Co.	5.13	2-1-2028	460,000	443,337
Pharmaceuticals: 0.56%
Bayer U.S. Finance II LLC144A	4.38	12-15-2028	1,170,000	1,089,870
Bayer U.S. Finance LLC144A	3.38	10-8-2024	240,000	236,004
Becton Dickinson & Co.	4.30	8-22-2032	260,000	243,675
CVS Health Corp.	1.75	8-21-2030	200,000	162,455
CVS Health Corp.	5.05	3-25-2048	130,000	115,957
				1,847,961
Energy: 3.68%
Oil & gas: 1.67%
Antero Resources Corp.144A	5.38	3-1-2030	565,000	538,447
Apache Corp.	4.25	1-15-2030	100,000	91,831
Apache Corp.	4.38	10-15-2028	100,000	93,828
BP Capital Markets America, Inc.	4.89	9-11-2033	100,000	98,073
Callon Petroleum Co.144A	7.50	6-15-2030	425,000	447,733
HF Sinclair Corp.	4.50	10-1-2030	910,000	851,402
Ovintiv, Inc.	6.25	7-15-2033	775,000	796,848
Patterson-UTI Energy, Inc.	7.15	10-1-2033	530,000	561,538
Permian Resources Operating LLC144A	5.88	7-1-2029	400,000	390,863
Phillips 66 Co.	5.25	6-15-2031	620,000	618,138
Range Resources Corp.144A	4.75	2-15-2030	575,000	534,178
Southwestern Energy Co.	5.38	3-15-2030	320,000	305,850
Sunoco LP/Sunoco Finance Corp.	4.50	4-30-2030	200,000	181,976
				5,510,705
Pipelines: 2.01%
Boardwalk Pipelines LP	3.60	9-1-2032	625,000	543,367
Buckeye Partners LP144A	4.50	3-1-2028	150,000	139,456
Energy Transfer LP	4.95	5-15-2028	790,000	779,660
Florida Gas Transmission Co. LLC144A	4.35	7-15-2025	1,521,000	1,492,333
Gulfstream Natural Gas System LLC144A	6.19	11-1-2025	210,000	210,729
Kinder Morgan, Inc.	5.00	2-1-2029	720,000	713,691
NuStar Logistics LP	6.00	6-1-2026	300,000	296,565
NuStar Logistics LP	6.38	10-1-2030	525,000	526,486
See accompanying notes to portfolio of investments
6 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Plains All American Pipeline LP/PAA Finance Corp.	4.70%	6-15-2044	$600,000	$497,009
Plains All American Pipeline LP/PAA Finance Corp.	4.90	2-15-2045	80,000	67,372
Sabine Pass Liquefaction LLC	4.50	5-15-2030	300,000	287,074
Transcontinental Gas Pipe Line Co. LLC	3.25	5-15-2030	790,000	710,602
Williams Cos., Inc.	4.65	8-15-2032	220,000	209,294
Williams Cos., Inc.	4.90	3-15-2029	50,000	49,330
Williams Cos., Inc.	5.65	3-15-2033	130,000	132,191
				6,655,159
Financial: 8.95%
Banks: 6.04%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	1,400,000	1,283,774
Bank of America Corp. (U.S. SOFR+1.21%)±	2.57	10-20-2032	170,000	139,332
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	540,000	435,741
Bank of America Corp. (U.S. SOFR+2.16%)±	5.02	7-22-2033	200,000	194,944
Bank of America Corp. (U.S. SOFR 3 Month+1.77%)±	3.71	4-24-2028	720,000	686,451
Bank of New York Mellon Corp. (U.S. SOFR+1.42%)±	4.29	6-13-2033	260,000	243,227
Bank of New York Mellon Corp. (U.S. SOFR+1.60%)±	6.32	10-25-2029	190,000	199,211
Bank of New York Mellon Corp. (U.S. SOFR+1.76%)±	4.60	7-26-2030	360,000	351,580
Bank of New York Mellon Corp. (U.S. SOFR+1.80%)±	5.80	10-25-2028	50,000	51,224
Citigroup, Inc. (U.S. SOFR+0.77%)±	1.12	1-28-2027	330,000	304,125
Citigroup, Inc. (U.S. SOFR+1.18%)±	2.52	11-3-2032	450,000	365,260
Citigroup, Inc. (U.S. SOFR+1.28%)±	3.07	2-24-2028	340,000	318,474
Citigroup, Inc. (U.S. SOFR+1.35%)±	3.06	1-25-2033	240,000	201,514
Citigroup, Inc. (U.S. SOFR+2.09%)±	4.91	5-24-2033	130,000	124,474
Citigroup, Inc. (U.S. SOFR+2.11%)±	2.57	6-3-2031	370,000	312,877
Citizens Bank NA (U.S. SOFR+2.00%)±	4.58	8-9-2028	300,000	285,851
Fifth Third Bancorp (U.S. SOFR+1.84%)±	5.63	1-29-2032	90,000	89,195
Fifth Third Bancorp (U.S. SOFR+2.13%)±	4.77	7-28-2030	570,000	543,902
Fifth Third Bancorp (U.S. SOFR+2.19%)±	6.36	10-27-2028	180,000	183,502
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	210,000	192,244
Goldman Sachs Group, Inc. (U.S. SOFR+1.11%)±	2.64	2-24-2028	390,000	361,192
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month+1.56%)±	4.22	5-1-2029	570,000	546,539
Huntington Bancshares, Inc. (U.S. SOFR+2.05%)±	5.02	5-17-2033	210,000	198,523
Huntington National Bank	5.65	1-10-2030	250,000	249,187
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	2.96	1-25-2033	390,000	329,391
JPMorgan Chase & Co. (U.S. SOFR+1.89%)±	2.18	6-1-2028	310,000	282,426
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	110,000	92,038
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.52%)±	4.20	7-23-2029	600,000	576,095
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.59%)±	4.45	12-5-2029	470,000	454,630
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.60%)±	3.78	2-1-2028	600,000	576,134
KeyBank NA	3.90	4-13-2029	420,000	373,282
KeyCorp	2.25	4-6-2027	690,000	616,327
M&T Bank Corp. (U.S. SOFR+1.85%)±	5.05	1-27-2034	420,000	385,586
Morgan Stanley (U.S. SOFR+0.86%)±	1.51	7-20-2027	300,000	274,451
Morgan Stanley (U.S. SOFR+1.00%)±	2.48	1-21-2028	740,000	684,571
Morgan Stanley (U.S. SOFR+1.45%)±	5.17	1-16-2030	160,000	158,995
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	480,000	477,255
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 7

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley (U.S. SOFR+1.63%)±	5.45%	7-20-2029	$90,000	$90,343
Morgan Stanley (U.S. SOFR+2.08%)±	4.89	7-20-2033	360,000	345,797
PNC Bank NA	4.05	7-26-2028	1,000,000	945,865
PNC Financial Services Group, Inc. (U.S. SOFR+1.34%)±	5.30	1-21-2028	150,000	149,813
PNC Financial Services Group, Inc. (U.S. SOFR+1.93%)±	5.07	1-24-2034	270,000	259,631
Regions Financial Corp.	1.80	8-12-2028	540,000	459,432
State Street Corp. (U.S. SOFR+1.00%)±	2.62	2-7-2033	770,000	639,246
State Street Corp. (U.S. SOFR+1.61%)±	4.42	5-13-2033	90,000	84,975
Truist Financial Corp. (U.S. SOFR+1.62%)±	5.44	1-24-2030	360,000	356,063
Truist Financial Corp. (U.S. SOFR+2.30%)±	6.12	10-28-2033	180,000	183,169
Truist Financial Corp. (U.S. SOFR 3 Month+1.24%)±	6.57	4-1-2027	400,000	379,705
U.S. Bancorp (U.S. SOFR+1.56%)±	5.38	1-23-2030	300,000	298,315
U.S. Bancorp (U.S. SOFR+1.66%)±	4.55	7-22-2028	320,000	312,424
U.S. Bancorp (U.S. SOFR+2.09%)±	5.85	10-21-2033	160,000	161,968
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	680,000	583,655
Wells Fargo & Co. (U.S. SOFR+1.50%)±	5.20	1-23-2030	120,000	118,969
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	720,000	682,648
Wells Fargo & Co. (U.S. SOFR+2.02%)±	5.39	4-24-2034	210,000	206,543
Wells Fargo & Co. (U.S. SOFR+2.10%)±	4.90	7-25-2033	590,000	564,128
				19,966,213
Diversified financial services: 0.42%
American Express Co. (U.S. SOFR+1.28%)±	5.28	7-27-2029	170,000	170,869
American Express Co. (U.S. SOFR+1.94%)±	6.49	10-30-2031	130,000	138,491
Capital One Financial Corp. (U.S. SOFR+1.79%)±	3.27	3-1-2030	450,000	401,101
Capital One Financial Corp. (U.S. SOFR+2.37%)±	5.27	5-10-2033	290,000	281,710
Charles Schwab Corp. (U.S. SOFR+1.88%)±	6.20	11-17-2029	230,000	237,471
Charles Schwab Corp. (U.S. SOFR+2.21%)±	5.64	5-19-2029	160,000	162,021
				1,391,663
Insurance: 0.73%
Aon North America, Inc.%%	5.15	3-1-2029	380,000	380,137
Mutual of Omaha Cos. Global Funding144A	5.45	12-12-2028	360,000	363,278
NLV Financial Corp.144A	7.50	8-15-2033	565,000	602,651
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	470,000	331,997
Pacific Life Global Funding II144A	5.50	7-18-2028	360,000	364,547
Principal Life Global Funding II144A	5.10	1-25-2029	360,000	357,115
				2,399,725
REITS: 1.76%
Alexandria Real Estate Equities, Inc.	3.95	1-15-2027	240,000	231,516
Alexandria Real Estate Equities, Inc.	3.95	1-15-2028	380,000	362,155
Boston Properties LP	2.75	10-1-2026	780,000	721,966
CubeSmart LP	2.25	12-15-2028	160,000	139,190
Digital Realty Trust LP	4.45	7-15-2028	510,000	493,386
Extra Space Storage LP	3.90	4-1-2029	400,000	373,513
Healthpeak OP LLC	2.13	12-1-2028	40,000	34,784
Healthpeak OP LLC	2.88	1-15-2031	190,000	161,707
See accompanying notes to portfolio of investments
8 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
Healthpeak OP LLC	3.50%	7-15-2029	$560,000	$511,404
Host Hotels & Resorts LP	3.88	4-1-2024	265,000	264,517
Kimco Realty OP LLC	2.25	12-1-2031	265,000	210,769
Mid-America Apartments LP	4.20	6-15-2028	160,000	154,826
NNN REIT, Inc.	4.30	10-15-2028	370,000	355,300
NNN REIT, Inc.	5.60	10-15-2033	200,000	199,451
UDR, Inc.	3.20	1-15-2030	350,000	313,052
Ventas Realty LP	3.50	2-1-2025	150,000	146,973
Ventas Realty LP	3.85	4-1-2027	750,000	714,588
Welltower OP LLC	2.05	1-15-2029	190,000	164,572
Welltower OP LLC	2.75	1-15-2032	320,000	266,199
				5,819,868
Industrial: 4.11%
Aerospace/defense: 0.92%
Boeing Co.	2.70	2-1-2027	840,000	782,276
Boeing Co.	5.15	5-1-2030	155,000	152,406
Boeing Co.	5.71	5-1-2040	110,000	107,152
L3Harris Technologies, Inc.	5.40	7-31-2033	380,000	380,269
Moog, Inc.144A	4.25	12-15-2027	700,000	655,096
Raytheon Technologies Corp.	2.25	7-1-2030	360,000	304,684
Raytheon Technologies Corp.	2.38	3-15-2032	250,000	203,582
RTX Corp.	6.10	3-15-2034	440,000	464,565
				3,050,030
Building materials: 0.25%
Fortune Brands Innovations, Inc.	3.25	9-15-2029	460,000	416,166
Martin Marietta Materials, Inc. Series CB	2.50	3-15-2030	280,000	242,663
Masco Corp.	6.50	8-15-2032	150,000	159,063
				817,892
Electronics: 0.38%
Amphenol Corp.	2.20	9-15-2031	480,000	393,851
Jabil, Inc.	3.95	1-12-2028	900,000	850,166
				1,244,017
Environmental control: 0.45%
Clean Harbors, Inc.144A	4.88	7-15-2027	325,000	313,577
Clean Harbors, Inc.144A	6.38	2-1-2031	280,000	278,356
Stericycle, Inc.144A	3.88	1-15-2029	1,010,000	908,917
				1,500,850
Machinery-construction & mining: 0.19%
Oshkosh Corp.	3.10	3-1-2030	490,000	433,268
Oshkosh Corp.	4.60	5-15-2028	200,000	194,806
				628,074
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 9

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-diversified: 0.39%
GrafTech Finance, Inc.144A	4.63%	12-15-2028	$640,000	$420,681
GrafTech Global Enterprises, Inc.144A	9.88	12-15-2028	280,000	222,320
Mueller Water Products, Inc.144A	4.00	6-15-2029	700,000	636,576
				1,279,577
Packaging & containers: 1.20%
Ball Corp.	3.13	9-15-2031	550,000	463,351
Clearwater Paper Corp.144A	4.75	8-15-2028	775,000	716,875
Graphic Packaging International LLC144A	3.50	3-1-2029	420,000	374,433
Packaging Corp. of America	3.00	12-15-2029	480,000	430,476
Sealed Air Corp.144A	6.88	7-15-2033	200,000	206,981
Sealed Air Corp./Sealed Air Corp. U.S.144A	6.13	2-1-2028	400,000	398,776
Silgan Holdings, Inc.	4.13	2-1-2028	200,000	186,718
WRKCo, Inc.	3.00	9-15-2024	680,000	669,524
WRKCo, Inc.	3.90	6-1-2028	560,000	530,724
				3,977,858
Transportation: 0.33%
FedEx Corp.	3.90	2-1-2035	280,000	247,105
Norfolk Southern Corp.	5.05	8-1-2030	190,000	189,787
Norfolk Southern Corp.	5.10	8-1-2118	760,000	660,202
				1,097,094
Technology: 1.02%
Computers: 0.21%
Hewlett Packard Enterprise Co.	4.90	10-15-2025	375,000	372,439
Seagate HDD Cayman	3.13	7-15-2029	375,000	310,189
				682,628
Semiconductors: 0.24%
Microchip Technology, Inc.	4.25	9-1-2025	375,000	367,998
ON Semiconductor Corp.144A	3.88	9-1-2028	175,000	160,043
TSMC Arizona Corp.	1.75	10-25-2026	300,000	275,863
				803,904
Software: 0.57%
Concentrix Corp.	6.60	8-2-2028	625,000	628,546
Fair Isaac Corp.144A	4.00	6-15-2028	430,000	399,433
Fiserv, Inc.	5.45	3-2-2028	110,000	110,973
Oracle Corp.	6.15	11-9-2029	160,000	167,275
Roper Technologies, Inc.	2.95	9-15-2029	470,000	420,833
Take-Two Interactive Software, Inc.	3.70	4-14-2027	180,000	172,119
				1,899,179
Utilities: 5.47%
Electric: 5.11%
Alabama Power Co.	5.85	11-15-2033	260,000	272,035
American Transmission Systems, Inc.144A	2.65	1-15-2032	380,000	312,050
See accompanying notes to portfolio of investments
10 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Black Hills Corp.	4.35%	5-1-2033	$710,000	$647,307
CenterPoint Energy Houston Electric LLC	5.15	3-1-2034	340,000	339,371
Commonwealth Edison Co. Series 133	3.85	3-15-2052	450,000	346,377
Connecticut Light & Power Co.	4.65	1-1-2029	360,000	353,848
Connecticut Light & Power Co.	5.25	1-15-2053	130,000	126,719
Consumers Energy Co.	4.60	5-30-2029	240,000	235,905
Consumers Securitization Funding LLC Series A2	5.21	9-1-2030	815,000	824,307
Dominion Energy South Carolina, Inc.	6.25	10-15-2053	230,000	254,261
Dominion Energy South Carolina, Inc. Series A	2.30	12-1-2031	450,000	368,964
DTE Electric Co.	5.40	4-1-2053	200,000	198,156
DTE Electric Securitization Funding II LLC Series A-2	6.09	9-1-2037	590,000	628,710
Duke Energy Carolinas LLC	3.55	3-15-2052	230,000	165,552
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	871,914
Duke Energy Progress LLC	2.00	8-15-2031	620,000	501,209
Evergy Kansas Central, Inc.	5.70	3-15-2053	180,000	179,892
Evergy Metro, Inc. Series 2020	2.25	6-1-2030	350,000	295,573
Florida Power & Light Co.	5.30	4-1-2053	200,000	197,693
Indianapolis Power & Light Co.144A	5.65	12-1-2032	360,000	366,162
Kentucky Utilities Co. Series KENT	5.45	4-15-2033	310,000	312,975
Louisville Gas & Electric Co. Series LOU	5.45	4-15-2033	310,000	313,013
MidAmerican Energy Co.	5.80	10-15-2036	900,000	927,485
NextEra Energy Capital Holdings, Inc.	1.88	1-15-2027	230,000	209,861
NextEra Energy Operating Partners LP144A	4.25	9-15-2024	6,000	5,790
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	275,000	256,559
Northern States Power Co.	4.50	6-1-2052	210,000	183,298
Northern States Power Co.	5.35	11-1-2039	1,580,000	1,558,419
Oncor Electric Delivery Co. LLC	2.75	5-15-2030	392,000	344,710
Potomac Electric Power Co.%%	5.20	3-15-2034	490,000	487,474
PPL Electric Utilities Corp.	5.25	5-15-2053	220,000	213,749
Public Service Electric & Gas Co.%%	5.20	3-1-2034	290,000	290,066
Public Service Electric & Gas Co. Series D	5.70	12-1-2036	590,000	608,846
Puget Sound Energy, Inc.	5.45	6-1-2053	300,000	296,724
Rochester Gas & Electric Corp.144A	3.10	6-1-2027	1,000,000	937,452
Sigeco Securitization I LLC Series A2	5.17	5-15-2041	750,000	716,717
Tampa Electric Co.	4.90	3-1-2029	295,000	293,434
Tucson Electric Power Co.	3.25	5-15-2032	420,000	363,613
Union Electric Co.	5.45	3-15-2053	330,000	323,782
Virginia Power Fuel Securitization LLC Series A-2	4.88	5-1-2031	405,000	404,202
Wisconsin Power & Light Co.	3.95	9-1-2032	370,000	341,362
				16,875,536
Gas: 0.36%
Atmos Energy Corp.	5.90	11-15-2033	240,000	252,375
CenterPoint Energy Resources Corp.	1.75	10-1-2030	330,000	268,088
Sempra Global144A	3.25	1-15-2032	825,000	668,775
				1,189,238
Total corporate bonds and notes (Cost $124,668,595)				115,641,190
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 11

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 8.47%
Alabama: 0.26%
Miscellaneous revenue: 0.26%
Alabama Federal Aid Highway Finance Authority Series B	1.86%	9-1-2029	$1,000,000	$870,711
Arizona: 0.11%
Housing revenue: 0.11%
City of Yuma Excise Tax Revenue	2.10	7-15-2030	430,000	368,195
California: 1.33%
GO revenue: 1.26%
Campbell Union High School District	2.31	8-1-2035	660,000	509,459
Desert Community College District	2.78	8-1-2035	450,000	368,577
Oxnard Union High School District	1.87	8-1-2030	800,000	677,749
Palomar Community College District	2.32	8-1-2034	500,000	399,223
San Ramon Valley Unified School District	1.91	8-1-2030	740,000	628,993
Solano County Community College District Series B	1.76	8-1-2030	950,000	799,516
State of California	5.75	10-1-2031	750,000	796,033
				4,179,550
Tax revenue: 0.07%
San Jose Redevelopment Agency Successor Agency Series T	3.38	8-1-2034	250,000	224,879
				4,404,429
Florida: 0.34%
Housing revenue: 0.07%
Florida Housing Finance Corp. Series 4 (GNMA / FNMA / FHLMC Insured)	5.50	7-1-2054	225,000	224,033
Water & sewer revenue: 0.27%
Florida Water Pollution Control Financing Corp. Clean Water State Revolving Fund Series A	2.60	1-15-2030	1,000,000	888,688
				1,112,721
Georgia: 0.15%
GO revenue: 0.15%
Cherokee County Board of Education	5.87	8-1-2028	500,000	507,925
Hawaii: 0.17%
GO revenue: 0.17%
State of Hawaii Series GE	2.64	10-1-2036	250,000	197,218
State of Hawaii Series GM	5.22	10-1-2036	350,000	358,162
				555,380
Idaho: 0.14%
Housing revenue: 0.14%
Idaho Housing & Finance Association Series D-1 (GNMA / FNMA / FHLMC Insured)	6.50	7-1-2053	450,000	469,144
See accompanying notes to portfolio of investments
12 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 0.39%
Health revenue: 0.32%
Indiana Finance Authority Community Foundation of Northwest Indiana Obligated Group	3.63%	3-1-2039	$1,235,000	$1,048,654
Miscellaneous revenue: 0.07%
Indianapolis Local Public Improvement Bond Bank Series A-2	6.00	1-15-2040	235,000	249,013
				1,297,667
Louisiana: 0.20%
Miscellaneous revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Series A	4.48	8-1-2039	250,000	237,100
Tax revenue: 0.13%
State of Louisiana Gasoline & Fuels Tax Revenue Series A	2.80	5-1-2035	500,000	406,815
				643,915
Massachusetts: 0.07%
Water & sewer revenue: 0.07%
Massachusetts Water Resources Authority Series C	2.49	8-1-2034	300,000	240,812
Michigan: 0.24%
Health revenue: 0.24%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series T	3.08	12-1-2034	930,000	801,848
Minnesota: 0.19%
GO revenue: 0.12%
State of Minnesota Series F	1.32	8-1-2031	500,000	395,494
Housing revenue: 0.07%
Minnesota Housing Finance Agency Series U (GNMA / FNMA / FHLMC Insured)	6.50	7-1-2054	210,000	219,712
				615,206
Mississippi: 0.32%
GO revenue: 0.32%
State of Mississippi Series E	2.49	10-1-2035	1,350,000	1,060,532
Nebraska: 0.19%
Education revenue: 0.19%
University of Nebraska Facilities Corp. Series A	3.19	10-1-2039	750,000	622,756
New Jersey: 0.09%
Housing revenue: 0.09%
Hudson County Improvement Authority (AGM Insured)	7.40	12-1-2025	290,000	297,929
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 13

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 0.22%
GO revenue: 0.22%
State of New York Series B	2.65%	2-15-2030	$500,000	$450,487
State of New York Series C	5.62	3-1-2040	250,000	261,734
				712,221
North Carolina: 0.16%
Housing revenue: 0.16%
North Carolina Housing Finance Agency Series 53-B	6.25	1-1-2055	505,000	520,448
North Dakota: 0.18%
Housing revenue: 0.18%
North Dakota PFA	2.68	12-1-2035	750,000	597,999
Ohio: 0.41%
GO revenue: 0.07%
State of Ohio Series A	1.88	9-15-2034	300,000	228,590
Health revenue: 0.18%
State of Ohio Cleveland Clinic Health System Obligated Group Series G	3.28	1-1-2042	725,000	596,074
Housing revenue: 0.16%
Ohio Housing Finance Agency Series C	6.50	3-1-2054	500,000	518,530
				1,343,194
Oklahoma: 0.70%
Utilities revenue: 0.49%
Oklahoma Development Finance Authority Public Service Co. Series A-2	4.62	6-1-2044	1,085,000	1,033,910
Oklahoma Development Finance Authority Series A-2	4.85	2-1-2045	605,000	588,378
				1,622,288
Water & sewer revenue: 0.21%
Oklahoma Water Resources Board (Credit Enhancement Reserve Fund Insured)	2.56	4-1-2031	770,000	673,596
				2,295,884
Oregon: 0.35%
GO revenue: 0.16%
State of Oregon Series A	5.90	8-1-2038	500,000	528,482
Tax revenue: 0.19%
State of Oregon Department of Transportation Series B	3.17	11-15-2038	750,000	614,448
				1,142,930
See accompanying notes to portfolio of investments
14 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 0.19%
Education revenue: 0.19%
University of Pittsburgh-of the Commonwealth System of Higher Education Series A	3.65%	9-15-2036	$715,000	$631,178
South Dakota: 0.16%
Housing revenue: 0.16%
South Dakota Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	6.25	5-1-2054	500,000	512,231
Tennessee: 0.12%
Housing revenue: 0.12%
Tennessee Housing Development Agency Series 1B%%	6.25	1-1-2055	395,000	410,050
Texas: 1.01%
Education revenue: 0.21%
Board of Regents of the University of Texas System Series D	5.13	8-15-2042	150,000	151,824
Permanent University Fund - University of Texas System	5.26	7-1-2039	550,000	561,065
				712,889
GO revenue: 0.35%
Stafford Municipal School District Series B	3.08	8-15-2041	750,000	585,142
State of Texas Series A	2.04	10-1-2032	225,000	183,903
State of Texas Series B	2.62	10-1-2038	500,000	381,665
				1,150,710
Housing revenue: 0.18%
Texas Department of Housing & Community Affairs Series C (GNMA Insured)	6.25	7-1-2053	300,000	306,093
Texas Department of Housing & Community Affairs Series D	6.25	9-1-2053	290,000	295,598
				601,691
Utilities revenue: 0.27%
Texas Natural Gas Securitization Finance Corp.	5.17	4-1-2041	875,000	887,249
				3,352,539
Vermont: 0.03%
Housing revenue: 0.03%
Vermont Housing Finance Agency	3.80	11-1-2037	110,000	94,802
Virginia: 0.09%
Education revenue: 0.07%
University of Virginia	6.20	9-1-2039	215,000	240,769
Housing revenue: 0.02%
Virginia Housing Development Authority Series A	3.10	6-25-2041	66,659	58,826
				299,595
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 15

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 0.32%
GO revenue: 0.21%
King County Public Hospital District No. 2	2.70%	12-1-2035	$915,000	$713,834
Water & sewer revenue: 0.11%
County of King Sewer Revenue Series B	1.86	1-1-2033	450,000	355,368
				1,069,202
West Virginia: 0.12%
Tax revenue: 0.12%
County of Ohio Special District Excise Tax Revenue	8.25	3-1-2035	385,000	399,024
Wisconsin: 0.22%
GO revenue: 0.22%
State of Wisconsin Series 2	2.61	5-1-2032	240,000	206,240
State of Wisconsin Series 4	2.10	5-1-2035	690,000	528,057
				734,297
Total municipal obligations (Cost $31,092,473)				27,984,764
Non-agency mortgage-backed securities: 6.65%
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A (U.S. SOFR 1 Month+1.37%)144A±	6.69	12-15-2037	945,000	944,705
COMM Mortgage Trust Series 2014-CR17 Class A5	3.98	5-10-2047	1,560,764	1,554,070
COMM Mortgage Trust Series 2014-CR21 Class A3	3.53	12-10-2047	2,389,665	2,335,584
COMM Mortgage Trust Series 2014-UBS5 Class ASB	3.55	9-10-2047	12,931	12,912
COMM Mortgage Trust Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	611,193
DC Commercial Mortgage Trust Series 2023-DC Class A144A	6.31	9-12-2040	1,045,000	1,071,154
GS Mortgage Securities Corp. II Series 2023-SHIP Class A144A±±	4.32	9-10-2038	635,000	614,798
GS Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,520,619
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014- C20 Class A5	3.80	7-15-2047	1,523,531	1,518,450
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022- ACB Class A (30 Day Average U.S. SOFR+1.40%)144A±	6.72	3-15-2039	855,000	849,670
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00	4-15-2047	43,066	42,940
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class A4	3.49	1-15-2048	1,338,000	1,309,530
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,758,884
Seasoned Credit Risk Transfer Trust Series 2018-3 Class MA±±	3.50	8-25-2057	2,367,183	2,223,267
Seasoned Credit Risk Transfer Trust Series 2019-3 Class M55D	4.00	10-25-2058	501,664	464,013
Seasoned Credit Risk Transfer Trust Series 2020-2 Class MT	2.00	11-25-2059	849,919	666,567
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	830,098	797,404
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	1,055,032	987,610
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	1,723,345	1,713,470
Total non-agency mortgage-backed securities (Cost $22,707,493)				21,996,840
U.S. Treasury securities: 12.52%
U.S. Treasury Bonds	1.38	11-15-2040	6,905,000	4,385,214
See accompanying notes to portfolio of investments
16 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	1.88%	2-15-2041	$1,460,000	$1,006,088
U.S. Treasury Bonds	1.88	2-15-2051	944,000	565,109
U.S. Treasury Bonds	2.00	8-15-2051	2,140,000	1,317,855
U.S. Treasury Bonds	2.25	2-15-2052	1,785,000	1,167,641
U.S. Treasury Bonds	2.38	2-15-2042	2,855,000	2,097,979
U.S. Treasury Bonds	2.38	11-15-2049	10,063,000	6,848,736
U.S. Treasury Bonds	2.38	5-15-2051	1,185,000	799,644
U.S. Treasury Bonds	2.88	5-15-2052	2,968,000	2,234,811
U.S. Treasury Bonds	3.00	8-15-2052	789,000	609,965
U.S. Treasury Bonds	3.63	2-15-2053	1,925,000	1,683,022
U.S. Treasury Bonds	3.63	5-15-2053	1,665,000	1,456,745
U.S. Treasury Bonds	3.88	2-15-2043	1,892,000	1,732,141
U.S. Treasury Bonds	4.13	8-15-2053	3,034,000	2,904,581
U.S. Treasury Bonds	4.50	2-15-2044	1,170,000	1,169,634
U.S. Treasury Bonds	4.75	11-15-2043	825,000	848,977
U.S. Treasury Notes	4.13	2-15-2027	3,280,000	3,253,094
U.S. Treasury Notes	4.38	12-15-2026	3,775,000	3,767,332
U.S. Treasury Notes	4.88	11-30-2025	3,515,000	3,523,513
Total U.S. Treasury securities (Cost $52,822,652)				41,372,081
Yankee corporate bonds and notes: 4.95%
Basic materials: 0.64%
Chemicals: 0.10%
Nutrien Ltd.	2.95	5-13-2030	180,000	159,374
Nutrien Ltd.	4.90	3-27-2028	190,000	188,442
				347,816
Mining: 0.54%
Anglo American Capital PLC144A	4.75	4-10-2027	1,000,000	978,496
South32 Treasury Ltd.144A	4.35	4-14-2032	900,000	805,480
				1,783,976
Consumer, non-cyclical: 0.40%
Commercial services: 0.15%
Experian Finance PLC144A	4.25	2-1-2029	510,000	492,909
Pharmaceuticals: 0.25%
Teva Pharmaceutical Finance Netherlands III BV	3.15	10-1-2026	900,000	833,693
Energy: 0.15%
Pipelines: 0.15%
Enbridge, Inc.	6.20	11-15-2030	460,000	482,236
Financial: 2.70%
Banks: 2.70%
Bank of Montreal	5.72	9-25-2028	510,000	522,817
BNP Paribas SA144A	4.40	8-14-2028	520,000	501,530
BNP Paribas SA (U.S. SOFR+1.87%)144A±	5.89	12-5-2034	500,000	511,025
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 17

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
BPCE SA144A	4.75%	7-19-2027	$420,000	$411,698
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+0.73%)144A±	1.98	12-15-2027	1,060,000	961,612
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+1.00%)144A±	1.34	6-24-2026	530,000	500,817
Credit Suisse Group AG (3 Month LIBOR+1.41%)144A±	3.87	1-12-2029	750,000	705,373
HSBC Holdings PLC (U.S. SOFR+1.41%)±	2.87	11-22-2032	270,000	222,721
HSBC Holdings PLC (U.S. SOFR 3 Month+1.80%)±	4.58	6-19-2029	750,000	721,543
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.75%)±	1.54	7-20-2027	1,050,000	960,643
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.83%)±	2.34	1-19-2028	300,000	276,928
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.97%)±	2.49	10-13-2032	260,000	215,123
Royal Bank of Canada	4.95	2-1-2029	1,160,000	1,151,605
Sumitomo Mitsui Financial Group, Inc.	1.90	9-17-2028	660,000	574,343
Sumitomo Mitsui Financial Group, Inc.	5.72	9-14-2028	290,000	296,410
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	161,100
UBS Group AG (1 Year Treasury Constant Maturity+2.40%)144A±	4.99	8-5-2033	250,000	238,314
				8,933,602
Industrial: 0.54%
Aerospace/defense: 0.19%
Embraer Netherlands Finance BV144A	7.00	7-28-2030	600,000	626,863
Building materials: 0.09%
Masonite International Corp.144A	5.38	2-1-2028	300,000	298,875
Electronics: 0.26%
Sensata Technologies BV144A	4.00	4-15-2029	935,000	847,978
Technology: 0.52%
Semiconductors: 0.25%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	2-15-2032	870,000	713,769
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	110,000	106,226
				819,995
Software: 0.27%
Open Text Corp.144A	3.88	2-15-2028	350,000	321,608
Open Text Corp.144A	6.90	12-1-2027	550,000	567,767
				889,375
Total yankee corporate bonds and notes (Cost $17,249,205)				16,357,318
See accompanying notes to portfolio of investments
18 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.85%
Investment companies: 0.85%
Allspring Government Money Market Fund Select Class♠∞##		5.24%	2,815,794	$2,815,794
Total short-term investments (Cost $2,815,794)				2,815,794
Total investments in securities (Cost $363,636,774)	99.44%			328,692,783
Other assets and liabilities, net	0.56			1,862,518
Total net assets	100.00%			$330,555,301

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AGM	Assured Guaranty Municipal
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,306,167	$91,358,017	$(91,848,390)	$0	$0	$2,815,794	2,815,794	$161,708
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 19

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$71,459,896	$0	$71,459,896
Asset-backed securities	0	31,064,900	0	31,064,900
Corporate bonds and notes	0	115,641,190	0	115,641,190
Municipal obligations	0	27,984,764	0	27,984,764
Non-agency mortgage-backed securities	0	21,996,840	0	21,996,840
U.S. Treasury securities	41,372,081	0	0	41,372,081
Yankee corporate bonds and notes	0	16,357,318	0	16,357,318
Short-term investments
Investment companies	2,815,794	0	0	2,815,794
Total assets	$44,187,875	$284,504,908	$0	$328,692,783
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, the Portfolio did not have any transfers into/out of Level 3.
20 | Allspring Managed Fixed Income Portfolio